Other non-financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Non-current
Current income tax assets	$ 1,839,000	$ 1,643,000
Total Non-Current	64,110,000	58,835,000
Assets for current income taxes	602,000	4,257,000
Sociedad Minera Cerro Verde S.A.A.
Current
Other receivables	80,729,000	0
Value added tax (VAT) credit	36,051,000	28,853,000
Total Current	116,780,000	28,853,000
Non-current
Other receivables	292,257,000	275,257,000
Uncertain tax position	131,335,000	21,481,000	$ 21,500,000	$ 21,500,000	$ 21,500,000	$ 21,500,000	$ 21,500,000
Current income tax assets	62,800,000	56,100,000
Other taxes to be recovered	2,179,000	1,947,000
Total Non-Current	425,771,000	298,685,000
Total other non-financial assets	542,551,000	327,538,000
Current payables on social security and taxes other than income tax	23,900,000	21,400,000
Protest disbursement under disputed tax	187,700,000	181,900,000
Custom taxes	17,900,000	15,900,000
El Brocal
Non-current
Payment for acquisition of subsidiary	34,023,000,000,000
Impairment loss was recognized in respect to such goodwill	$ 0	$ 0